Performance Management - THE GABELLI U.S. TREASURY MONEY MARKET FUND	Jan. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing the Fund’s average annual returns for one year, five years, and ten years. For current 7 day yield information on the Fund, call 800-GABELLI (800-422-3554). As with all mutual funds, the Fund’s past performance does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Fund’s past performance does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing the Fund’s average annual returns for one year, five years, and ten years.
Bar Chart [Heading]	THE GABELLI U.S. TREASURY MONEY MARKET FUND (Total Returns for Class I Shares for the Years Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the calendar years shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended December 31, 2023), and the lowest return for a quarter was 0.00% (quarter ended September 30, 2021).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	1.35%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2021
Performance Table Heading	Average Annual Total Returns (for the years ended December 31, 2025)
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2025)	Past One Year	Past Five Years	Past Ten Years
Class A Shares
Return Before Taxes	4.24%	3.19%	2.13%
Class C Shares
Return Before Taxes	4.24%	3.19%	2.13%
Class I Shares
Return Before Taxes	4.24%	3.19%	2.13%

Money Market Seven Day Yield Phone	800-GABELLI (800-422-3554)
Performance Availability Website Address [Text]	www.gabelli.com